                                THE SIGNAL FUNDS


                     Supplement Dated April 12, 2006 to the
                            Class A Shares Prospectus
                              Dated August 1, 2005

                              LARGE CAP GROWTH FUND
                                   INCOME FUND
                             TAX-EXEMPT INCOME FUND
                          TAX-EXEMPT MONEY MARKET FUND
                                MONEY MARKET FUND


     Effective immediately, John Claybon and Dave Franklin, in addition to Charlotte Weems, will be responsible for day-to-day portfolio management of the Income Fund and Tax-Exempt Income Fund.

     Mr. Claybon is currently a Vice President and Senior Investment Officer of Signal Capital Management, Inc. Prior to joining Signal Capital Management in 2002, Mr. Claybon was a Vice President and portfolio manager for Old National Trust Company and also served as Assistant Vice President of Investments and Investor Relations for Old National Bancorp. Mr. Claybon is a graduate of the University of Southern Indiana.

     Mr. Franklin is currently an Investment Officer of Signal Capital Management, Inc. Prior to joining Signal Capital Management in 2002, Mr. Franklin earned his degree from the University of Evansville.

     Please refer to the Prospectus for information regarding Ms. Weems.


                                  * * * * * * *


     This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus. Investors should retain this Supplement for future reference.

                                THE SIGNAL FUNDS


                     Supplement Dated April 12, 2006 to the
                            Class I Shares Prospectus
                              Dated August 1, 2005

                              LARGE CAP GROWTH FUND
                                   INCOME FUND
                             TAX-EXEMPT INCOME FUND
                          TAX-EXEMPT MONEY MARKET FUND
                                MONEY MARKET FUND


     Effective immediately, John Claybon and Dave Franklin, in addition to Charlotte Weems, will be responsible for day-to-day portfolio management of the Income Fund and Tax-Exempt Income Fund.

     Mr. Claybon is currently a Vice President and Senior Investment Officer of Signal Capital Management, Inc. Prior to joining Signal Capital Management in 2002, Mr. Claybon was a Vice President and portfolio manager for Old National Trust Company and also served as Assistant Vice President of Investments and Investor Relations for Old National Bancorp. Mr. Claybon is a graduate of the University of Southern Indiana.

     Mr. Franklin is currently an Investment Officer of Signal Capital Management, Inc. Prior to joining Signal Capital Management in 2002, Mr. Franklin earned his degree from the University of Evansville.

     Please refer to the Prospectus for information regarding Ms. Weems.


                                  * * * * * * *


     This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus. Investors should retain this Supplement for future reference.